Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Total	Capital stock	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit
Balance, shares at Nov. 30, 2020		23,678,105
Balance, amount at Nov. 30, 2020	$ (6,313,589)	$ 46,144,402	$ 44,354,138	$ 284,421	$ (97,096,550)
Stock options to employees (Note 8)	10,550	0	10,550	0	0
Cashless exercise of 2018 Pre-Funded Warrants (Note 10)	41,667		41,667	0	0
Net loss	(924,566)	$ 0	0	0	(924,566)
Balance, shares at Feb. 28, 2021		23,678,105
Balance, amount at Feb. 28, 2021	(7,185,938)	$ 46,144,402	44,406,355	284,421	(98,021,116)
Balance, shares at Nov. 30, 2021		33,092,665
Balance, amount at Nov. 30, 2021	(8,155,218)	$ 49,175,630	44,626,436	284,421	(102,241,705)
Net loss	(880,972)	$ 0	0	0	(880,972)
Beneficial conversion feature related to Debentures (Note 5)	20,833		20,833	0	0
Balance, shares at Feb. 28, 2022		33,092,665
Balance, amount at Feb. 28, 2022	$ (9,015,357)	$ 49,175,630	$ 44,647,269	$ 284,421	$ (103,122,677)